LAW OFFICES
THOMPSON, WELCH, SOROKO & GILBERT LLP
3950 CIVIC CENTER DRIVE, SUITE 300
SAN RAFAEL, CA  94903
(415) 448-5000

FACSIMILE
RICHARD S. SOROKO	(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

December 21, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BioTime, Inc.
Post-Effective Amendment No. 3 to Registration Statement on Form S-3
(SEC File No. 333-183557)

Ladies/Gentlemen:

This letter accompanies Post-Effective Amendment No. 3 to Registration Statement on Form S-3 No. 333-183557 filed by BioTime, Inc.   This amendment responds to staff comments, as explained in the enclosed letter.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko